EARNINGS (LOSS) PER SHARE (Schedule of Diluted Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EARNINGS (LOSS) PER SHARE [Abstract]
Net income (loss) applicable to ordinary shareholders - diluted	$ 4,956	$ 984	$ (864)
Weighted average ordinary shares outstanding	7,544,387	2,996,624	2,965,481
Add- additional shares from the assumed exercise of employee options and restricted shares vesting	1,742,069	465,253
Weighted average number of shares used in the computation of diluted earnings (loss) per share	9,286,456	3,461,877	2,965,481
Diluted earnings (loss) per share	$ 0.53	$ 0.28	$ (0.29)